Related Parties - Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total assets	$ 9,176,326	$ 8,563,499
Total liabilities	4,478,623	5,509,928
Net income	(483,937)	(224,053)	$ (239,697)
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Related Party Transaction [Line Items]
Total assets	659,341	10,254,902
Total liabilities	540,642	10,032,736
Total revenues	127,490	276,968	149,922
Net income	$ 768	$ 58,426	$ 22,255